Summary of Significant Accounting Policies (Details) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021 USD ($)	Mar. 31, 2020 USD ($)	Dec. 31, 2020 USD ($) segment	Dec. 31, 2019 USD ($)	Dec. 31, 2018 USD ($)
Property, Plant and Equipment
Restricted cash	$ 227		$ 605	$ 888
Advertising costs incurred	$ 2,526	$ 541	$ 3,199	$ 3,803	$ 1,871
Number of reportable segments | segment			1
Leasehold Improvements
Property, Plant and Equipment
Estimated useful lives (in years)			15 years
Corporate Vehicles
Property, Plant and Equipment
Estimated useful lives (in years)			5 years
Minimum
Property, Plant and Equipment
Lease term (in years)			1 year
Minimum | Furniture, fixtures, and equipment
Property, Plant and Equipment
Estimated useful lives (in years)			1 year
Maximum
Property, Plant and Equipment
Lease term (in years)			4 years
Maximum | Furniture, fixtures, and equipment
Property, Plant and Equipment
Estimated useful lives (in years)			5 years